UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982

Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: December 1, 2017 – February 28, 2018

Item 1. Schedule of Investments.
Attached hereto.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 0.2%
Energy - 0.1%
SandRidge Energy, Inc.*	41,086	$ 577,669
Approach Resources, Inc.*	57,880	168,431
Titan Energy LLC*	9,603	7,202
Total Energy		753,302
Technology - 0.1%
Aspect Software Parent,
Inc.*,†††,1,2	40,745	200,060
Aspect Software Parent,
Inc.*,†††,1,2	15,032	73,807
Qlik Technologies, Inc.*,†††,1	56	63,588
Qlik Technologies, Inc.*,†††,1	13,812	5,812
Qlik Technologies, Inc.*,††	3,600	–
Total Technology		343,267
Communications - 0.0%**
Cengage Learning Acquisitions,
Inc.*,††	11,126	63,975
Consumer, Non-cyclical - 0.0%**
Targus Group International
Equity, Inc*,†††,1,2	12,989	31,357
Industrial – 0.0%**
Carey International, Inc.*,†††,1	6	–
Total Common Stocks
(Cost $2,757,829)		1,191,901
PREFERRED STOCKS† - 1.2%
Financial - 0.8%
Morgan Stanley 5.85%[3,4]	110,000	2,924,900
Public Storage 5.40%[3]	41,000	1,045,500
Total Financial		3,970,400
Industrial - 0.3%
Seaspan Corp. 6.38%[3]	52,750	1,341,433
Government - 0.1%
AgriBank FCB 6.88%[3,4,11]	4,000	432,000
Total Preferred Stocks
(Cost $5,411,779)		5,743,833
MONEY MARKET FUND† - 2.5%
Dreyfus Treasury Prime
Cash Management
Institutional Shares 1.31%[5]	12,415,133	12,415,133
Total Money Market Fund
(Cost $12,415,133)		12,415,133

	Face
	Amount~
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
Industrial - 7.7%
Tronair Parent, Inc.
6.56% (1 Month USD LIBOR
+ 4.75%) and (3 Month
USD LIBOR + 4.75%) due
09/08/23	3,176,082	3,152,261
ILPEA Parent, Inc.
7.15% (1 Month USD LIBOR
+ 5.50%) due 03/02/23	2,649,375	2,649,375
Alion Science & Technology
Corp.
6.15% (1 Month USD LIBOR
+ 4.50%) due 08/19/21	2,355,434	2,355,434

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Industrial - 7.7%
(continued)
American Bath Group LLC
6.94% (3 Month USD LIBOR
+ 5.25%) due 09/30/23	2,177,945	$2,198,810
SRS Distribution, Inc.
10.40% (1 Month USD LIBOR
+ 8.75%) due 02/24/23	2,030,000	2,083,287
Transcendia Holdings, Inc.
5.15% (1 Month USD LIBOR
+ 3.50%) due 05/30/24	1,995,000	2,003,738
Imagine Print Solutions LLC
6.45% (3 Month USD LIBOR
+ 4.75%) due 06/21/22	1,985,000	1,875,825
Bioplan / Arcade
6.40% (1 Month USD LIBOR
+ 4.75%) due 09/23/21	1,944,838	1,859,752
Advanced Integration
Technology LP
6.72% (1 Month USD LIBOR
+ 4.75%) and (3 Month
USD LIBOR + 4.75%) due
04/03/23	1,780,391	1,789,293
Capstone Logistics
6.15% (1 Month USD LIBOR
+ 4.50%) due 10/07/21	1,484,176	1,465,001
National Technical
7.82% (1 Month USD LIBOR
+ 6.25%) due
06/12/21†††,1	1,395,061	1,360,185
Endries Acquisition Holdings,
Inc.
6.33% (1 Month USD LIBOR
+ 4.75%) due
06/01/23†††,1	1,243,750	1,232,857
HBC Hardware Holdings
8.19% (3 Month USD LIBOR
+ 6.50%) due 03/30/20	1,226,250	1,189,462
Amspec Services, Inc.
6.17% (3 Month USD LIBOR
+ 4.50%) due 07/01/22	1,182,181	1,176,270
Zodiac Pool Solutions LLC
5.69% (3 Month USD LIBOR
+ 4.00%) due 12/20/23	1,171,260	1,171,260
Duran, Inc.
5.63% (3 Month USD LIBOR
+ 4.00%) due 12/20/24	550,000	551,375
5.71% (3 Month USD LIBOR
+ 4.00%) due 03/29/24	501,648	502,902
ProAmpac PG Borrower LLC
10.09% (1 Month USD LIBOR
+ 8.50%) due 11/18/24	1,000,000	1,018,130
Diversitech Holdings, Inc.
9.20% (3 Month USD LIBOR
+ 7.50%) due 06/02/25	1,000,000	1,008,750

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

DAE Aviation
5.40% (1 Month USD LIBOR
+ 3.75%) due 07/07/22	997,449	1,005,558
Arctic Long Carriers
6.15% (1 Month USD LIBOR
+ 4.50%) due 05/18/23	995,000	1,004,950

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Industrial - 7.7%
(continued)
Hayward Industries, Inc.
9.90% (1 Month USD LIBOR
+ 8.25%) due 08/04/25	1,000,000	$990,000
CPM Holdings
5.15% (1 Month USD LIBOR
+ 3.50%) due 04/11/22	976,431	987,416
Resource Label Group LLC
6.19% (3 Month USD LIBOR
+ 4.50%) due 05/26/23	988,939	969,161
Fortis Solutions Group LLC
6.09% (1 Month USD LIBOR
+ 4.50%) due
12/15/23†††,1	591,822	591,822
Dimora Brands, Inc.
5.65% (1 Month USD LIBOR
+ 4.00%) due 08/24/24	498,750	503,114
SI Organization
6.44% (3 Month USD LIBOR
+ 4.75%) due 11/23/19	490,219	492,057
Ranpak
8.84% (1 Month USD LIBOR
+ 7.25%) due 10/03/22	427,778	429,917
CPM Holdings, Inc.
5.15% (1 Month USD LIBOR
+ 3.50%) due 04/11/22	180,000	182,025
NaNa Development Corp.
8.37% (3 Month USD LIBOR
+ 6.75%) due
03/15/18†††,1	16,947	16,778
Carey International, Inc.
9.00% (3 Month USD LIBOR
+ 9.00%) due
05/23/20†††,1	50,742	6,010
Total Industrial		37,822,775
Consumer, Non-cyclical - 6.5%
Copernicus Group, Inc.
6.69% (3 Month USD LIBOR
+ 5.00%) due 08/15/22	2,960,927	2,964,629
Reddy Ice Holdings, Inc.
7.26% (3 Month USD LIBOR
+ 5.50%) and
(Commercial Prime
Lending Rate + 4.50%)
due 05/01/19	2,242,471	2,242,471
Immucor, Inc.
6.65% (2 Month USD LIBOR
+ 5.00%) due 06/15/21	1,990,000	2,024,825
CTI Foods Holding Co. LLC
5.15% (1 Month USD LIBOR
+ 3.50%) due 06/29/20	1,225,000	1,104,031
8.90% (1 Month USD LIBOR
+ 7.25%) due 06/28/21	1,105,000	817,700
Pelican Products, Inc.
5.94% (3 Month USD LIBOR
+ 4.25%) due 04/10/20	1,765,886	1,772,508
Endo Luxembourg Finance Co.
5.94% (1 Month USD LIBOR
+ 4.25%) due 04/29/24	1,691,500	1,686,848

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Consumer, Non-cyclical -
6.5% (continued)
Chef's Warehouse Parent LLC
5.65% (1 Month USD LIBOR
+ 4.00%) due 06/22/22	1,610,957	$1,623,039
Touchtunes Interactive
Network
6.40% (1 Month USD LIBOR
+ 4.75%) due 05/28/21	1,582,080	1,588,013
MDVIP LLC
5.84% (1 Month USD LIBOR
+ 4.25%) due 11/14/24	1,500,000	1,500,000
BCPE Eagle Buyer LLC
5.98% (1 Month USD LIBOR
+ 4.25%) and (3 Month
USD LIBOR + 4.25%) due
03/18/24	1,490,246	1,475,344
Arctic Glacier Group Holdings,
Inc.
5.90% (1 Month USD LIBOR
+ 4.25%) due 03/20/24	1,241,872	1,243,946
Sho Holding I Corp.
6.79% (2 Month USD LIBOR
+ 5.00%) due 10/27/22	1,218,078	1,157,174
IHC Holding Corp.
8.44% (3 Month USD LIBOR
+ 6.75%) due
04/30/21†††,1	949,144	941,625
8.35% (3 Month USD LIBOR
+ 6.75%) due
04/30/21†††,1	182,187	180,744
RESIC Enterprises, LLC (Lyons
Magnus, Inc.)
5.90% (1 Month USD LIBOR
+ 4.25%) due 11/11/24	1,050,000	1,063,125
Avantor, Inc.
5.65% (1 Month USD LIBOR
+ 4.00%) due 11/21/24	1,000,000	1,009,580
Alegeus Technologies LLC
6.69% (3 Month USD LIBOR
+ 5.00%) due
04/28/23†††,1	995,000	986,447
Tecbid US, Inc.
5.94% (3 Month USD LIBOR
+ 4.25%) due 07/25/24	988,890	986,418
Springs Industries, Inc.
8.15% (1 Month USD LIBOR
+ 6.50%) due
06/01/21†††,1	985,000	985,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Affordable Care Holding
6.40% (2 Month USD LIBOR
+ 4.75%) due 10/24/22	980,000	982,450
Give and Go Prepared Foods
Corp.
6.19% (1 Month USD LIBOR
+ 4.25%) and (3 Month
USD LIBOR + 4.25%) due
07/29/23	837,900	839,995
Melissa & Doug LLC
5.44% (3 Month USD LIBOR
+ 3.75%) due 06/19/24	796,000	805,950
Certara, Inc.
5.69% (3 Month USD LIBOR
+ 4.00%) due 08/15/24	543,750	549,187

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Consumer, Non-cyclical -
6.5% (continued)
Packaging Coordinators Midco,
Inc.
5.78% (3 Month USD LIBOR
+ 4.00%) due 06/30/23	473,797	$475,873
NES Global Talent
7.27% (3 Month USD LIBOR
+ 5.50%) due 10/03/19	300,530	282,498
Nellson Nutraceutical (US)
5.94% (3 Month USD LIBOR
+ 4.25%) due 12/23/21	268,228	268,228
Examworks Group, Inc.
4.86% (1 Month USD LIBOR
+ 3.75%) due
07/27/21†††,1	166,667	149,987
Nellson Nutraceutical (CAD)
5.94% (3 Month USD LIBOR
+ 4.25%) due 12/23/21	110,265	110,265
Targus Group International, Inc.
15.00% (Prime Rate + 10.50%)
due 05/24/16†††,1,2,7	155,450	–
Total Consumer, Non-cyclical		31,817,900
Technology - 6.1%
Planview, Inc.
6.82% (3 Month USD LIBOR
+ 5.25%) due
01/27/23†††,1	997,500	987,966
6.90% (1 Month USD LIBOR
+ 5.25%) due
01/27/23†††,1	992,500	983,014
11.40% (1 Month USD LIBOR
+ 9.75%) due
07/27/23†††,1	900,000	888,802
TIBCO Software, Inc.
5.15% (1 Month USD LIBOR
+ 3.50%) due 12/04/20	2,378,145	2,383,091
Fourth Hospitality
7.25% (3 Month USD LIBOR
+ 6.25%) due
07/15/21†††,1	GBP 1,650,000	2,250,397
LANDesk Group, Inc.
5.90% (1 Month USD LIBOR
+ 4.25%) due 01/20/24	2,253,916	2,213,255
Cvent, Inc.
5.40% (1 Month USD LIBOR
+ 3.75%) due 11/29/24	2,000,000	2,014,160
Severin Acquisition LLC
6.53% (1 Month USD LIBOR
+ 4.88%) due 07/30/21	977,500	977,500
6.65% (1 Month USD LIBOR
+ 5.00%) due 07/30/21	576,240	576,240
7.03% (1 Month USD LIBOR
+ 5.38%) due 07/30/21	246,875	248,109
Ministry Brands LLC
6.65% (1 Month USD LIBOR
+ 5.00%) due 12/02/22	1,490,561	1,483,109
6.67% (3 Month USD LIBOR
+ 5.00%) due 12/02/22	187,585	186,647

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Technology - 6.1%
(continued)
Bullhorn, Inc.
8.64% (3 Month USD LIBOR
+ 6.75%) due
11/21/22†††,1	1,618,889	$1,608,501
Aspect Software, Inc.
12.15% (1 Month USD LIBOR
+ 10.50%) due 05/25/20[2]	888,924	886,702
12.10% (1 Month USD LIBOR
+ 10.50%) due
05/25/18†††,1,2	609,375	609,375
Viewpoint, Inc.
5.94% (3 Month USD LIBOR
+ 4.25%) due 07/19/24	1,396,500	1,398,246
Advanced Computer Software
11.37% (3 Month USD LIBOR
+ 9.50%) due 01/31/23	1,250,000	1,231,250
7.37% (3 Month USD LIBOR
+ 5.50%) due 03/18/22	98,664	98,664
CPI Acquisition, Inc.
6.36% (3 Month USD LIBOR
+ 4.50%) due 08/17/22	1,691,782	1,306,055
MRI Software LLC
7.95% (3 Month USD LIBOR
+ 6.25%) due 06/30/23	1,101,125	1,090,114
7.83% (3 Month USD LIBOR
+ 6.25%) due 06/30/23	55,417	54,862
7.00% (3 Month USD LIBOR
+ 6.25%) due
06/30/23†††,1	55,556	–
EIG Investors Corp.
5.95% (1 Month USD LIBOR
+ 4.00%) and (3 Month
USD LIBOR + 4.00%) due
02/09/23	1,058,972	1,064,649
Project Accelerate Parent, LLC
5.94% (3 Month USD LIBOR
+ 4.25%) due 01/02/25	1,000,000	1,010,000
Palermo Finance Corp.
6.22% (2 Month USD LIBOR
+ 4.50%) and (3 Month
USD LIBOR + 4.50%) due
04/17/23†††,1	995,000	986,540

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Lytx, Inc.
8.44% (1 Month USD LIBOR
+ 6.75%) due
08/31/23†††,1	945,000	923,568
Cologix Holdings, Inc.
8.65% (1 Month USD LIBOR
+ 7.00%) due 03/20/25	750,000	763,125
Greenway Health LLC
5.94% (3 Month USD LIBOR
+ 4.25%) due 02/16/24	597,000	600,480
GlobalLogic Holdings, Inc.
5.44% (2 Month USD LIBOR
+ 3.75%) due 06/20/22	487,505	489,943
Total Technology		29,314,364
Consumer, Cyclical - 5.6%
BBB Industries, LLC
6.15% (1 Month USD LIBOR
+ 4.50%) due 11/03/21	2,848,394	2,867,393

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Consumer, Cyclical - 5.6%
(continued)
Mavis Tire
6.83% (1 Month USD LIBOR
+ 5.25%) due
10/31/21†††,1	2,288,271	$2,266,227
K & N Parent, Inc.
6.40% (1 Month USD LIBOR
+ 4.75%) due 10/20/23	1,980,000	1,980,000
Big Jack Holdings LP
5.65% (1 Month USD LIBOR
+ 4.00%) due 04/05/24	1,945,135	1,969,449
Blue Nile, Inc.
8.19% (3 Month USD LIBOR
+ 6.50%) due 02/17/23	1,950,000	1,959,750
AT Home Holding III
5.27% (3 Month USD LIBOR
+ 3.50%) due 06/03/22	1,945,000	1,949,862
Boot Barn Holdings, Inc.
6.19% (3 Month USD LIBOR
+ 4.50%) due
06/29/21†††,1	1,865,000	1,846,350
Truck Hero, Inc.
5.64% (3 Month USD LIBOR
+ 4.00%) due 04/22/24	1,773,045	1,781,361
Apro LLC
5.59% (1 Month USD LIBOR
+ 4.00%) due 08/08/24	1,175,000	1,180,875
Toys 'R' US, Inc.
8.40% (1 Month USD LIBOR
+ 6.75%) due 01/18/19	1,175,000	1,147,094
LegalZoom.com, Inc.
6.09% (1 Month USD LIBOR
+ 4.50%) due 11/21/24	1,050,000	1,055,250
Sears Roebuck Acceptance
Corp.
6.08% (1 Month USD LIBOR
+ 4.50%) due 01/20/19	1,053,938	1,048,226
SMG US Midco 2, Inc.
4.89% (2 Month USD LIBOR
+ 3.25%) due 01/23/25	1,000,000	1,007,500
Galls LLC
8.02% (3 Month USD LIBOR
+ 6.25%) due 01/31/25	910,263	900,022
Checkers Drive-In Restaurants,
Inc.
5.90% (1 Month USD LIBOR
+ 4.25%) due 04/25/24	895,500	895,500
Lands' End, Inc.
4.82% (1 Month USD LIBOR
+ 3.25%) due 04/02/21	949,611	868,894
Belk, Inc.
6.46% (3 Month USD LIBOR
+ 4.75%) due 12/12/22	919,513	794,992
ABRA Auto Body
9.14% (3 Month USD LIBOR
+ 7.25%) due 09/19/22	500,000	500,835

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Consumer, Cyclical - 5.6%
(continued)
Acosta, Inc.
5.06% (1 Month USD LIBOR
+ 3.25%) and
(Commercial Prime
Lending Rate + 2.25%)
due 09/26/19	415,556	$365,689
4.94% (3 Month USD LIBOR
+ 3.25%) and
(Commercial Prime
Lending Rate + 2.25%)
due 09/26/19	122,222	107,556
Talbots, Inc.
6.15% (1 Month USD LIBOR
+ 4.50%) due 03/19/20	457,871	449,859
EG Finco Ltd.
4.00% (3 Month USD LIBOR
+ 4.00%) due 02/01/25	300,000	299,850
CH Holding Corp.
8.90% (1 Month USD LIBOR
+ 7.25%) due 02/03/25	200,000	202,500
Total Consumer, Cyclical		27,445,034
Basic Materials - 2.7%
A-Gas Ltd.
6.44% (3 Month USD LIBOR
+ 4.75%) due
08/11/24†††,1	2,421,997	2,377,400
PetroChoice Holdings
6.79% (1 Month USD LIBOR
+ 5.00%) and (2 Month
USD LIBOR + 5.00%) due
08/19/22	2,061,180	2,071,486
ICP Industrial, Inc.
5.58% (1 Month USD LIBOR
+ 4.00%) due 11/03/23	1,979,314	1,969,417
Niacet Corp.
6.19% (3 Month USD LIBOR
+ 4.50%) due 02/01/24	1,687,250	1,687,250
EP Minerals LLC
6.48% (3 Month USD LIBOR
+ 4.50%) due 08/20/20	1,546,878	1,551,720

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Hoffmaster Group, Inc.
6.19% (3 Month USD LIBOR
+ 4.50%) due 11/21/23	1,092,741	1,102,302
GrafTech Finance, Inc.
5.08% (3 Month USD LIBOR
+ 3.50%) due 02/12/25	1,000,000	998,750
Niacet B.V.
5.50% (3 Month EURIBOR +
4.50%) due 02/01/24	EUR 794,000	968,647
Big River Steel LLC
6.69% (3 Month USD LIBOR
+ 5.00%) due 08/23/23	498,750	506,232
Noranda Aluminum Acquisition
Corp.
7.75% (Commercial Prime
Lending Rate + 3.50%)
due 02/28/19	551,369	16,541
Total Basic Materials		13,249,745
Communications - 2.6%
Market Track LLC
5.94% (3 Month USD LIBOR
+ 4.25%) due 06/05/24	2,139,250	2,133,902
Anaren, Inc.
9.94% (3 Month USD LIBOR
+ 8.25%) due 08/18/21	1,000,000	998,750
6.19% (3 Month USD LIBOR
+ 4.50%) due 02/18/21	919,676	917,376

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Communications - 2.6%
(continued)
Dominion Web Solutions LLC
7.60% (1 Month USD LIBOR
+ 6.00%) due
06/15/24†††,1	1,875,192	$1,845,946
Houghton Mifflin Co.
4.65% (1 Month USD LIBOR
+ 3.00%) due 05/28/21	1,735,634	1,630,767
Cengage Learning Acquisitions,
Inc.
5.84% (1 Month USD LIBOR
+ 4.25%) due 06/07/23	1,685,939	1,547,321
Comet Bidco Ltd.
6.00% (3 Month USD LIBOR
+ 5.00%) due 10/31/24	1,500,000	1,475,625
TVC Albany, Inc.
5.69% (3 Month USD LIBOR
+ 4.00%) due 09/18/24	1,130,268	1,135,919
Proquest LLC
5.40% (1 Month USD LIBOR
+ 3.75%) due 10/24/21	393,828	398,629
10.65% (1 Month USD LIBOR
+ 9.00%) due 12/15/22	332,000	335,320
Mcgraw-Hill Global Education
Holdings LLC
5.65% (1 Month USD LIBOR
+ 4.00%) due 05/04/22	496,222	488,510
Total Communications		12,908,065
Utilities - 1.5%
Thor Bidco (Morrison Utility)
5.52% (3 Month USD LIBOR
+ 5.00%) due 09/20/23	GBP 1,400,000	1,927,499
Invenergy Thermal
7.19% (3 Month USD LIBOR
+ 5.50%) due 10/19/22	1,510,708	1,431,395
Panda Power
8.19% (3 Month USD LIBOR
+ 6.50%) due 08/21/20	1,230,373	1,148,344
Bhi Investments LLC
10.59% (3 Month USD LIBOR
+ 8.75%) due 02/28/25	1,000,000	990,000
Exgen Texas Power LLC
due 09/18/21[7]	1,120,573	681,678
Panda Moxie Patriot
7.44% (3 Month USD LIBOR
+ 5.75%) due 12/19/20	519,750	514,553
Lone Star Energy
6.01% (3 Month USD LIBOR
+ 4.25%) due 02/22/21	286,649	283,513
Panda Temple II Power
7.69% (3 Month USD LIBOR
+ 6.00%) due 04/03/19	284,856	261,591
Total Utilities		7,238,573
Financial - 0.9%
Jane Street Group LLC
5.37% (3 Month USD LIBOR
+ 4.50%) due 08/25/22	1,934,375	1,942,229

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††,15 - 34.6%
(continued)
Financial - 0.9% (continued)
American Stock Transfer &
Trust
6.20% (3 Month USD LIBOR
+ 4.50%) due 06/26/20	1,438,644	$1,437,449
Institutional Shareholder
Services
5.47% (3 Month USD LIBOR
+ 3.75%) due 10/16/24	458,333	459,479
PT Intermediate Holdings III
LLC
9.65% (2 Month USD LIBOR
+ 8.00%) due 12/08/25	400,000	402,000
Total Financial		4,241,157
Bank Loans - 0.7%
Accuride Corp.
6.94% (3 Month USD LIBOR
+ 5.25%) due 11/17/23	3,435,338	3,495,457
Energy - 0.3%
PSS Companies
6.34% (3 Month USD LIBOR
+ 4.50%) due 01/28/20	1,833,528	1,769,354
Total Senior Floating Rate Interests
(Cost $169,488,463)		169,302,424
CORPORATE BONDS†† - 25.6%
Financial - 9.6%
Citigroup, Inc.
5.95%[3,4]	4,000,000	4,158,000
6.24%[3,4]	1,400,000	1,505,000
Bank of America Corp.
6.50%[3,4]	2,000,000	2,192,900
6.09%[3,4]	1,750,000	1,855,000
6.30%[3,4]	1,000,000	1,097,500

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

QBE Insurance Group Ltd.
7.49% due 11/24/43[4,9]	3,000,000	3,405,000
BBC Military Housing-Navy
Northeast LLC
6.29% due 10/15/49†††	2,900,000	2,865,660
FBM Finance, Inc.
8.25% due 08/15/21[9]	2,500,000	2,637,500
Customers Bank
6.12% due 06/26/29[4,10]	2,500,000	2,593,151
Citizens Financial Group, Inc.
5.50%[3,4]	2,500,000	2,566,250
American Equity Investment
Life Holding Co.
5.00% due 06/15/27	2,350,000	2,390,739
Jefferies Finance LLC / JFIN
Company-Issuer Corp.
7.37% due 04/01/20[9]	1,075,000	1,087,911
7.25% due 08/15/24[9]	1,000,000	1,010,000
6.87% due 04/15/22[9]	200,000	200,000
CNB Financial Corp.
5.74% due 10/15/26[4,10]	2,000,000	2,041,534
Oxford Finance LLC / Oxford
Finance Company-Issuer II, Inc.
6.37% due 12/15/22[9]	2,000,000	2,030,000
Atlas Mara Ltd.
8.00% due 12/31/20	2,200,000	1,980,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.6% (continued)
Financial - 9.6% (continued)
MetLife, Inc.
10.75% due 08/01/39	850,000	$1,360,000
9.25% due 04/08/38[9]	350,000	489,125
Hunt Companies, Inc.
6.25% due 02/15/26[9]	1,250,000	1,223,437
Fidelity & Guaranty Life
Holdings, Inc.
6.37% due 04/01/21[9]	1,165,000	1,181,019
Wells Fargo & Co.
5.87%[3,4]	1,000,000	1,063,130
NFP Corp.
6.87% due 07/15/25[9]	1,000,000	1,002,500
Lincoln Finance Ltd.
7.37% due 04/15/21[9]	800,000	832,000
Senior Housing Properties Trust
4.75% due 02/15/28	850,000	831,813
Pacific Beacon LLC
5.62% due 07/15/51[10]	702,442	652,357
GEO Group, Inc.
5.87% due 10/15/24	600,000	606,000
Atlantic Marine Corporations
Communities LLC
5.38% due 02/15/48	542,552	530,004
Jefferies LoanCore LLC / JLC
Finance Corp.
6.87% due 06/01/20[9]	500,000	511,875
Icahn Enterprises LP
/ Icahn Enterprises
Finance Corp.
6.00% due 08/01/20	300,000	305,850
5.87% due 02/01/22	200,000	200,000
Goldman Sachs Group, Inc.
5.29%[3,4]	250,000	255,625
Hospitality Properties Trust
5.25% due 02/15/26	158,000	164,769
Total Financial		46,825,649
Consumer, Cyclical - 2.9%
Ferrellgas Limited Partnership
/ Ferrellgas Finance Corp.
6.75% due 06/15/23[11]	2,135,000	1,942,850
6.50% due 05/01/21	429,000	405,405
WMG Acquisition Corp.
6.75% due 04/15/22[9]	2,130,000	2,209,875
Exide Technologies
11.00% due 04/30/22[9]	2,337,590	2,127,207
HP Communities LLC
6.16% due 09/15/53†††,10	1,000,000	1,057,524
6.82% due 09/15/53[10]	971,014	1,027,225
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	1,925,000	2,011,625
TVL Finance PLC
8.50% due 05/15/23	GBP 1,040,000	1,535,322
Titan International, Inc.
6.50% due 11/30/23[9]	1,000,000	1,020,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.6% (continued)
Consumer, Cyclical - 2.9%
(continued)
Williams Scotsman
International, Inc.
7.87% due 12/15/22[9]	700,000	$733,250
Total Consumer, Cyclical		14,070,283
Industrial - 2.8%
Encore Capital Group, Inc.
5.62% due 08/11/24†††	4,000,000	3,931,254
Summit Materials LLC /
Summit Materials Finance
Corp.
8.50% due 04/15/22	2,150,000	2,349,874
Grinding Media Inc. / MC
Grinding Media Canada Inc.
7.37% due 12/15/23[9]	2,050,000	2,167,875
Dynagas LNG Partners Limited
Partnership / Dynagas Finance,
Inc.
6.25% due 10/30/19[11]	1,800,000	1,804,500
Princess Juliana International
Airport Operating Company
N.V.
5.50% due 12/20/27†††,10	1,693,185	1,600,059
Cleaver-Brooks, Inc.
7.87% due 03/01/23[9]	1,200,000	1,266,000
StandardAero Aviation
Holdings, Inc.
10.00% due 07/15/23[9]	680,000	737,800
Total Industrial		13,857,362
Communications - 2.7%
MDC Partners, Inc.
6.50% due 05/01/24[9]	2,900,000	2,892,750
SFR Group S.A.
7.37% due 05/01/26[9]	2,225,000	2,147,793
DISH DBS Corp.
7.75% due 07/01/26	2,150,000	2,117,750

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

McGraw-Hill Global Education
Holdings LLC / McGraw-Hill
Global Education Finance
7.87% due 05/15/24[9]	2,150,000	2,080,125
Cengage Learning, Inc.
9.50% due 06/15/24[9]	1,900,000	1,615,000
EIG Investors Corp.
10.87% due 02/01/24	900,000	985,500
TIBCO Software, Inc.
11.37% due 12/01/21[9]	750,000	817,635
CSC Holdings LLC
6.75% due 11/15/21	500,000	525,937
Total Communications		13,182,490
Energy - 2.3%
Hess Corp.
5.60% due 02/15/41	1,550,000	1,596,282
6.00% due 01/15/40	1,000,000	1,057,781
7.12% due 03/15/33	500,000	604,446
7.30% due 08/15/31	250,000	305,194
Husky Energy, Inc.
4.00% due 04/15/24	900,000	912,007
3.95% due 04/15/22	600,000	613,214

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.6% (continued)
Energy - 2.3% (continued)
Sunoco Logistics Partners
Operations, LP
4.25% due 04/01/24	1,000,000	$1,003,504
American Midstream Partners
Limited Partnership /
American Midstream Finance
Corp.
8.50% due 12/15/21[9]	895,000	908,425
CNX Resources Corp.
8.00% due 04/01/23	850,000	899,938
EQT Corp.
8.12% due 06/01/19	800,000	849,512
Buckeye Partners, LP
4.35% due 10/15/24	750,000	755,008
TransMontaigne Partners
Limited Partnership / TLP
Finance Corp.
6.12% due 02/15/26	500,000	506,250
Indigo Natural Resources LLC
6.87% due 02/15/26[9]	500,000	488,860
Crestwood Midstream Partners
Limited Partnership /
Crestwood Midstream Finance
Corp.
6.25% due 04/01/23	400,000	412,000
QEP Resources, Inc.
6.87% due 03/01/21	350,000	372,750
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[7,10]	1,216,133	158,705
Total Energy		11,443,876
Basic Materials - 2.2%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,9,11]	2,450,000	2,780,750
Yamana Gold, Inc.
4.95% due 07/15/24[11]	2,260,000	2,340,159
Eldorado Gold Corp.
6.12% due 12/15/20[9]	2,400,000	2,334,000
GCP Applied Technologies, Inc.
9.50% due 02/01/23[9]	1,675,000	1,836,219
New Day Aluminum
10.00% due 10/28/20†††,1,8	965,748	965,748
Mirabela Nickel Ltd.
9.50% due 06/24/19[7]	1,388,176	291,517
Total Basic Materials		10,548,393
Consumer, Non-cyclical - 1.7%
Albertsons Companies LLC /
Safeway Inc.
6.62% due 06/15/24	2,400,000	2,211,000
Great Lakes Dredge & Dock
Corp.
8.00% due 05/15/22	1,725,000	1,794,000
Valeant Pharmaceuticals
International, Inc.
7.00% due 03/15/24[9]	1,000,000	1,052,500

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.6% (continued)
Consumer, Non-cyclical -
1.7% (continued)
Endo Finance LLC / Endo Finco,
Inc.
7.25% due 01/15/22[9]	800,000	$668,000
5.37% due 01/15/23[9]	500,000	373,750
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[9]	933,000	928,335
KeHE Distributors LLC / KeHE
Finance Corp.
7.62% due 08/15/21[9]	550,000	541,750
Beverages & More, Inc.
11.50% due 06/15/22[9]	550,000	512,875
FAGE International S.A./ FAGE
USA Dairy Industry, Inc.
5.62% due 08/15/26[9]	250,000	234,844
Midas Intermediate Holdco II
LLC / Midas Intermediate
Holdco II Finance, Inc.
7.87% due 10/01/22[9]	150,000	151,687
Total Consumer, Non-cyclical		8,468,741
Utilities - 0.5%
LBC Tank Terminals Holding
Netherlands BV
6.87% due 05/15/23[9,11]	1,425,000	1,469,531
Terraform Global Operating
LLC
6.12% due 03/01/26[9]	1,000,000	1,007,500
Total Utilities		2,477,031
Military Housing - 0.4%
Fort Knox Military Housing
Privatization Project
5.81% due 02/15/52[9]	1,951,156	1,958,485
Technology - 0.3%
Ascend Learning LLC
6.87% due 08/01/25[9]	600,000	618,000
First Data Corp.
7.00% due 12/01/23[9]	500,000	525,625

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Epicor Software Corp.
9.94% due 06/21/23†††,1,10	428,000	428,000
Total Technology		1,571,625
Oil & Gas - 0.1%
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	739,331	722,709
Consumer Discretionary - 0.1%
Pinnacle Bidco plc
6.37% due 02/15/25	GBP 250,000	347,609
Total Corporate Bonds
(Cost $124,202,629)		125,474,253
ASSET-BACKED SECURITIES†† - 20.2%
Collateralized Loan
Obligations - 13.8%
Golub Capital Partners CLO
36m Ltd.
2018-36A, due
02/05/31[6,9]	5,000,000	5,004,070
KVK CLO Ltd.
2014-2A, 6.47% due
07/15/26[9]	3,000,000	2,867,272

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 20.2% (continued)
Collateralized Loan
Obligations - 13.8%
(continued)
2013-1A, due 04/14/25[9,12]	2,300,000	$1,162,009
Fortress Credit Opportunities IX
CLO Ltd.
2017-9A, 4.06% due
11/15/29[9]	4,000,000	4,028,664
Flagship CLO VIII Ltd.
2014-8A, 6.92% due
01/16/26[9]	3,250,000	3,185,703
FDF II Ltd.
2016-2A, 7.70% due
05/12/31[9]	3,000,000	3,055,251
FDF I Ltd.
2015-1A, 6.87% due
11/12/30[9]	2,000,000	2,020,262
2015-1A, 7.50% due
11/12/30[9]	1,000,000	1,004,801
Dryden 50 Senior Loan Fund
2017-50A, due
07/15/30[9,12]	2,855,000	2,736,465
KKR CLO 14 Ltd.
2016-14, 6.07% due
07/15/28[9]	2,500,000	2,506,019
Golub Capital Partners CLO Ltd.
2017-16A, 4.75% due
07/25/29[9]	1,500,000	1,520,201
2015-25A, 5.44% due
08/05/27[9]	1,000,000	980,359
Carlyle Global Market
Strategies CLO Ltd.
2012-3A, due 10/04/24[9,12]	2,600,000	2,073,789
Avery Point II CLO Ltd.
2013-3X COM, due
01/18/25[12]	2,399,940	2,024,792
Fortress Credit Opportunities V
CLO Ltd.
2017-5A, 6.25% due
10/15/26[9]	2,000,000	2,010,272
Newstar Commercial Loan
Funding LLC
2017-1A, 6.72% due
03/20/27[9]	2,000,000	1,985,347
Fortress Credit Opportunities VI
CLO Ltd.
2015-6A, 6.53% due
10/10/26[9]	2,000,000	1,978,445
TPG Real Estate Finance 2018-
FL-1 Issuer Ltd.
2018-FL1, 4.26% due
04/15/35[9]	1,800,000	1,800,000
Voya CLO 2013-1 Ltd.
2013-1A, due 10/15/30[6,9]	3,000,000	1,791,175
Cent CLO 19 Ltd.
2013-19A, 5.06% due
10/29/25[9]	1,750,000	1,750,441

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 20.2% (continued)
Collateralized Loan
Obligations - 13.8%
(continued)
Monroe Capital CLO 2014-1
Ltd.
2014-1A, 5.34% due
10/22/26[9]	1,750,000	$1,749,166
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[9,12]	2,000,000	1,744,704
Mountain Hawk II CLO Ltd.
2013-2A, 4.89% due
07/22/24[9]	1,750,000	1,721,519
Treman Park CLO Ltd.
2015-1A, due 04/20/27[9,12]	2,000,000	1,674,091
Babson CLO Ltd.
2014-IA, due 07/20/25[9,12]	3,000,000	1,516,655
2012-2A, due 05/15/23[9,12]	2,000,000	27,231
Marathon CLO V Ltd.
2013-5A, due 02/21/25[9,12]	3,566,667	1,491,847
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[9,12]	2,600,000	1,428,914
Fortress Credit Opportunities
VII CLO Ltd.
2016-7A, 4.53% due
12/15/28[9]	1,250,000	1,264,471
NewStar Arlington Senior Loan
Program LLC
2014-1A, 5.99% due
07/25/25[9]	750,000	723,230
2014-1A, 5.96% due
07/25/25[9]	500,000	500,661
Great Lakes CLO 2014-1 Ltd.
2014-1A, due 10/15/29[6,9]	1,153,846	1,023,159
Hunt CRE Ltd.
2017-FL1, 4.88% due
08/15/34[9]	1,000,000	1,004,782
NewStar Clarendon Fund CLO
LLC
2015-1A, 6.09% due
01/25/27[9]	1,000,000	997,173

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Ladder Capital Commercial
Mortgage Corp.
2017-FL1, 5.18% due
09/15/34[9]	1,000,000	991,297
Garrison Funding Ltd.
2016-2A, 5.88% due
09/29/27[9]	1,000,000	988,940
Venture XIII CLO Ltd.
2013-13A, due
06/10/25[9,12]	1,500,000	921,468
Dryden 37 Senior Loan Fund
2015-37A, due
04/15/27[9,12]	1,050,000	848,223

	Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 20.2% (continued)
Collateralized Loan
Obligations - 13.8%
(continued)
Finn Square CLO Ltd.
2012-1A, due 12/24/23[9,12]	2,500,000	$568,852
West CLO Ltd.
2013-1A, due 11/07/25[9,12]	1,350,000	532,493
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[9,12]	3,700,000	165,823
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[9,12]	1,500,000	75,777
Total Collateralized Loan
Obligations		67,445,813
Transport-Aircraft - 2.3%
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due
12/15/42[9]	1,983,586	1,975,697
Falcon Aerospace Ltd.
2017-1, 6.30% due
02/15/42[9]	1,866,600	1,866,751
ECAF I Ltd.
2015-1A, 5.80% due
07/15/40[10]	1,679,193	1,679,479
Rise Ltd.
6.50% due 02/12/39	1,482,390	1,487,694
Stripes Aircraft Ltd.
2013-1 A1, 5.09% due
03/20/23†††	1,443,143	1,427,217
Emerald Aviation Finance Ltd.
2013-1, 6.35% due
10/15/38[9]	1,162,546	1,160,955
Castlelake Aircraft
Securitization Trust
2014-1E, due 01/15/23†††,1,6	3,054,105	922,332
Turbine Engines Securitization
Ltd.
2013-1A, 6.37% due
12/15/48[10]	645,245	612,015
Airplanes Pass Through Trust
2001-1A, 2.13% due
03/15/19[10]	6,677,317	302,482
BBAM Acquisition Finance
5.37% due 09/17/18	71,022	70,667
Total Transport-Aircraft		11,505,289
Transportation - 1.7%
Apollo Aviation Securitization
Equity Trust
2017-1A, 5.93% due
05/16/42[9]	2,818,200	2,821,339
2016-2, 7.87% due
11/15/41	1,910,750	1,917,073
2016-1A, 9.20% due
03/17/36[9]	1,572,385	1,595,971

Face
	Amount~	Value
ASSET-BACKED SECURITIES†† - 20.2% (continued)
Transportation - 1.7%
(continued)
2016-1A, 6.50% due
03/17/36[9]	980,199	$1,003,689
2016-2, 5.93% due
11/15/41	889,900	906,918
Total Transportation		8,244,990
Whole Business - 1.0%
TSGE 2017-1
6.25% due 09/25/31†††,1	5,000,000	4,888,096
Collateralized Debt
Obligations - 0.9%
Anchorage Credit Funding 1
Ltd.
2015-1A, 6.30% due
07/28/30[9]	3,000,000	3,105,028
Anchorage Credit Funding 4
Ltd.
2016-4A, 5.50% due
02/15/35[9]	1,000,000	1,006,145
Highland Park CDO I Ltd.
2006-1A, 2.34% due
11/25/51[10]	575,491	558,709
Total Collateralized Debt
Obligations		4,669,882
Financial - 0.3%
NCBJ 2015-1 A
5.87% due 07/08/22†††,1	1,368,907	1,365,215
Transport-Container - 0.2%
Global SC Finance II SRL
2013-1A, 2.98% due
04/17/28[9]	1,033,333	1,018,080
Total Asset-Backed Securities
(Cost $106,188,053)		99,137,365

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

U.S. TREASURY BILLS†† - 6.3%
U.S. Treasury Bills
1.36% due 03/29/1811,[13,14]	5,000,000	4,994,254
1.38% due 04/05/1811,[13,14]	5,000,000	4,992,878
1.51% due 05/10/1811,[13,14]	5,000,000	4,984,858
1.31% due 03/08/1811,[13,14]	4,500,000	4,498,968
1.26% due 03/01/1811,[13,14]	2,500,000	2,500,000
1.54% due 04/19/1811,[13,14]	2,500,000	2,494,752
1.40% due 04/26/1811,[13,14]	2,100,000	2,095,014
1.39% due 03/29/1811,[13,14]	2,000,000	1,997,702
1.33% due 03/22/1811,[13,14]	1,300,000	1,298,977

	Face
	Amount~	Value
U.S. TREASURY BILLS†† - 6.3% (continued)
1.38% due 04/26/1811,[13,14]	1,100,000	$ 1,097,388
Total U.S. Treasury Bills
(Cost $30,956,758)		30,954,791
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.6%
Residential Mortgage
Backed Securities - 4.8%
ACE Securities Corporation
Home Equity Loan Trust Series
2007-HE1, 1.77% due
01/25/37	3,315,703	2,280,511
2007-ASP1, 1.82% due
03/25/37	1,795,365	1,133,159
Ameriquest Mortgage
Securities Trust
2006-M3, 1.79% due
10/25/36	5,042,197	3,387,968
WaMu Asset-Backed
Certificates WaMu Trust
2007-HE2, 1.98% due
04/25/37	2,293,969	1,278,237
2007-HE2, 1.81% due
04/25/37	1,865,697	1,024,356
LSTFV
2017-1A, 4.07% due
04/01/20†††	2,233,120	2,235,618
Master Asset Backed
Securities Trust
2006-WMC3, 1.78% due
08/25/36	4,036,382	2,108,213
IXIS Real Estate Capital Trust
2007-HE1, 1.68% due
05/25/37	2,702,748	1,002,701
2007-HE1, 1.73% due
05/25/37	2,686,977	1,001,994
Lehman XS Trust Series
2006-16N, 1.83% due
11/25/46	2,027,784	1,903,614
GSAA Home Equity Trust
2006-16, 1.79% due
10/25/36	2,090,089	1,113,189
GSAA Trust
2007-3, 1.79% due
03/25/47	2,094,290	1,098,703
First NLC Trust
2007-1, 1.90% due
08/25/37[9]	1,681,370	1,081,851
Morgan Stanley IXIS Real
Estate Capital Trust
2006-2, 1.77% due
11/25/36	1,954,475	1,009,089
Morgan Stanley ABS Capital I
Incorporated Trust
2007-HE1, 1.85% due
11/25/36	1,443,311	1,002,479
TBW Mortgage Backed Pass-
Through Certificates
2006-6, 6.04% due
01/25/37	1,333,706	645,471
2006-6, 5.74% due
01/25/37	552,898	280,659
Total Residential Mortgage
Backed Securities		23,587,812
Military Housing - 1.2%
GMAC Commercial Mortgage
Asset Corp.
2004-POKA, 6.35% due
09/10/44[9]	3,500,000	3,695,844
Capmark Military Housing Trust
2007-AETC, 5.74% due
02/10/52[10]	1,899,869	1,834,108
2007-AET2, 6.06% due
10/10/52[10]	482,209	482,943
Total Military Housing		6,012,895
Commercial Mortgage
Backed Securities - 0.6%
GAHR Commercial Mortgage
Trust
2015-NRF, 3.38% due
12/15/34[9]	3,000,000	2,940,444
Total Collateralized Mortgage Obligations
(Cost $30,565,315)		32,541,151
FOREIGN GOVERNMENT DEBT†† - 2.0%
Denmark Treasury Bill
due 06/01/18	DKK 59,500,000	9,766,736
Total Foreign Government Debt
(Cost $9,766,736)		9,766,736
SENIOR FIXED RATE INTERESTS†† - 0.2%
Consumer, Non-cyclical - 0.2%
Hanger, Inc.
11.50% due 08/01/19	1,000,000	1,010,000
Total Senior Fixed Rate Interests
(Cost $990,277)		1,010,000
MUNICIPAL BONDS†† - 0.2%
Puerto Rico - 0.2%
Puerto Rico Electric Power
Authority Revenue Bonds
1.65% (3 Month USD LIBOR
+ 0.52%) due 07/01/29[15]	1,000,000	857,500
Total Municipal Bonds
(Cost $843,846)		857,500
COMMERCIAL PAPER†† - 3.7%
Hewlett-Packard Co.
2.00% due 03/12/18[13]	6,200,000	6,196,211
Mondelez International, Inc.
1.90% due 03/28/18[13]	6,000,000	5,991,450
Ei Du Pont De Nemours & Co.
1.82% due 03/20/18[13]	5,800,000	5,794,429
Total Commercial Paper
(Cost $17,982,090)		17,982,090

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Contracts	Value
LISTED OPTIONS PURCHASED† - 0.2%
Call options on:
iShares MSCI Emerging
Markets ETF Expiring
January 2019 with strike
price of $55.00 (Notional
Value $16,855,020)	3,510	$ 426,465
S&P 500 Index Expiring
January 2019 with strike
price of $3,000.00
(Notional Value
$22,253,406)	82	343,580
Total Call options		770,045
Total Listed Options Purchased
(Cost $1,032,349)		770,045
Total Investments - 103.5%
(Cost $512,601,257)		$ 507,147,222

	Contracts	Value
LISTED OPTIONS WRITTEN† - (0.1)%
Call options on:
S&P 500 Index Expiring
March 2018 with strike
price of $2,735.00
(Notional Value
$75,715,857)	279	$ (675,180)
Total Listed Options Written
(Premiums received
$1,148,884)		(675,180)
Other Assets & Liabilities, net - (3.4)%		(16,468,189)
Total Net Assets - 100.0%		$ 490,003,853

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Futures Contracts
				Value and
	Number of			Unrealized
Description	Contracts	Expiration Date	Notional Amount	Gain
Equity Futures Contracts Purchased††
S&P 500 Index Mini Futures Contracts	558	March 2018	$75,755,475	$1,319,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS PURCHASED††
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at February 28, 2018	Net Unrealized Depreciation
JP Morgan	57,000	EUR	03/12/18	$69,635	$69,601	$(34)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SOLD††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at February 28, 2018	Net Unrealized Appreciation
Goldman Sachs	(4,492,000)	GBP	03/12/18	$6,269,219	$6,187,777	$81,442
Bank of America	(901,000)	EUR	03/12/18	1,106,641	1,100,192	6,449
JP Morgan	(59,500,000)	DKK	06/01/18	9,823,507	9,822,497	1,010
						$88,901

~ The face amount is denominated in U.S. dollars unless otherwise indicated.
* Non-income producing security.
** Less than 0.1%
† Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†† Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
††† Value determined based on Level 3 inputs — See Note 3.
1 Security was fair valued by the Valuation Committee at February 28, 2018. The total market value of fair valued securities amounts to $32,969,556, (cost $34,014,608) or 6.7% of total net assets.
2 Affiliated issuer.
3 Perpetual maturity.
4 Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5 Rate indicated is the 7 day yield as of February 28, 2018.
6 Zero coupon rate security.
7 Security is in default of interest and/or principal obligations.
8 Payment-in-kind security.
9 Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $142,509,628 (cost $143,413,943), or 29.1% of total net assets.
10 Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $15,028,291 (cost $20,817,650), or 3.1% of total net assets — See Note 6.
11 All or a portion of this security has been physically segregated or earmarked in connection with borrowing, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2018, the total market value of segregated or earmarked securities was $31,409,864.
12 Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13 Rate indicated is the effective yield at the time of purchase.
14 Zero coupon rate security. Rate indicated is the effective yield at the time of purchase.
15 Variable rate security. Rate indicated is the rate effective at February 28, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
WAC	Weighted Average Coupon
EURIBOR	European Interbank Offered Rate
DKK	Danish Krone
EUR	Euro
GBP	British Pound

See Sector Classification in Other Information section.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018
The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 3 in the Notes to Schedule of Investments):
			Level 2		Level 3
			Significant		Significant
	Level 1 Quoted		Observable		Unobservable
Investments in Securities (Assets)	Prices	Level 1 - Other*	Inputs	Level 2 -Other*	Inputs	Total
Asset-Backed Securities	$—	$—	90,534,505	$—	$8,602,860	$99,137,365
Collateralized Mortgage Obligations	—	—	30,305,533	—	2,235,618	32,541,151
Commercial Paper	—	—	17,982,090	—	—	17,982,090
Common Stocks	753,302	—	63,975	—	374,624	1,191,901
Corporate Bonds	—	—	113,903,299	—	11,570,954	125,474,253
Forward Foreign Currency Exchange Contracts	—	—	—	88,901	—	88,901
Equity Futures Contracts	—	1,319,653	—	—	—	1,319,653
Foreign Government Debt	—	—	9,766,736	—	—	9,766,736
Money Market Fund	12,415,133	—	—	—	—	12,415,133
Municipal Bonds	—	—	857,500	—	—	857,500
Options Purchased	770,045	—	—	—	—	770,045
Preferred Stocks	5,743,833	—	—	—	—	5,743,833
Senior Fixed Rate Interests	—	—	1,010,000	—	—	1,010,000
Senior Floating Rate Interests	—	—	145,221,883	—	24,025,541	169,247,424
U.S. Treasury Bills	—	—	30,954,791	—	—	30,954,791
Total Assets	$19,682,313	$1,319,653	$440,600,312	$88,901	$46,809,597	$508,500,776

			Level 2		Level 3
			Significant		Significant
	Level 1 Quoted		Observable		Unobservable
Investments in Securities (Liabilities)	Prices	Level 1 - Other*	Inputs	Level 2 - Other*	Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$34	$—	$34
Options Written	675,180	—	—	—	—	675,180
Unfunded Loans	—	—	—	—	788,668	788,668
Total Liabilities	$675,180	$—	$—	$34	$788,668	$1,463,882
* Other financial instruments include forward foreign currency exchange contracts and/or futures contracts, which are reported as unrealized gain/loss at period end.
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $1,611,925, are categorized as Level 2 within the disclosure hierarchy.
Category	Ending Balance at February 28, 2018	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$7,175,643	Yield Analysis	Yield	6.1%-13.0%	7.5%
Asset-Backed Securities	1,427,217	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–	–
Collateralized Mortgage Obligations	2,235,618	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–	–
Common Stocks	374,624	Enterprise Value	Valuation Multiple	7.9x-8.9x	8.1x
Corporate Bonds	10,177,206	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	–	–
Corporate Bonds	965,748	Yield Analysis	Yield	10.0%	–
Corporate Bonds	428,000	Model Price	Market Comparable Yields	9.7%	–
Senior Floating Rate Interests	16,186,947	Yield Analysis	Yield	5.1%-11.1%	7.2%
Senior Floating Rate Interests	4,191,535	Model Price	Market Comparable Yields	5.3%-6.1%	5.7%
Senior Floating Rate Interests	2,266,227	Model Price	Liquidation Value	–	–
Senior Floating Rate Interests	765,447	Model Price	Purchase Price	–	–
Senior Floating Rate Interests	615,385	Enterprise Value	Valuation Multiple	6.9x-7.9x	7.9x
Total	$46,809,597
Liabilities:
Unfunded Loan Commitments	$788,668	Model Price	Purchase Price	–	–
Significant changes in an indicative quote, market comparable yield, liquidation value, yield or valuation multiple would generally result in significant changes in the fair value of the security.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
For the period ended February 28, 2018, the Fund had securities with a total value of $6,698,761 transfer from Level 3 to Level 2 due to availability of market price information at period end and had securities with a total value of $1,989,765 transfer from Level 2 to Level 3 due to lack of observable inputs.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2018:

			Assets				Liabilities
	Asset Backed Securities	Senior Floating Rate Interests	Corporate Bonds	Collateralized Mortgage Obligations	Common Stocks	Total	Unfunded Loans
Beginning Balance	$5,047,131	$20,110,736	$9,934,194	$-	$911,926	$36,003,987	$(812,983)
Purchases/Receipts	5,922,332	10,848,363	4,036,093	2,516,181	-	23,322,969	261,601
Sales, maturities and paydowns/Fundings	(714,801)	(6,451,428)	(342,969)	(298,890)	(1,017)	(7,809,105)	(479,381)
Total realized gains or losses included in earnings	(2,613,000)	(566,038)	2,770	-	(1,911,183)	(5,087,451)	147,189
Total change in unrealized gains or losses included in earnings	2,519,559	1,193,010	(17,601)	18,327	1,374,898	5,088,193	94,906
Transfers into Level 3	-	1,989,765	-	-	-	1,989,765	-
Transfers out of Level 3	(1,558,361)	(3,098,867)	(2,041,533)	-	-	(6,698,761)	-
Ending Balance	$8,602,860	$24,025,541	$11,570,954	$2,235,618	$374,624	$46,809,597	$(788,668)
Net Change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2018	$824,684	$73,117	$(18,444)	$13,045	$(536,289)	$356,113	$188,832
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.
Transactions during the period ended February 28, 2018, in which the portfolio company is an "affiliated person", were as follows:

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

				Realized
	Value			Gain	Change in	Value	Shares	Investment
Security Name	05/31/17	Additions	Reductions	(Loss)	Unrealized	02/28/18	02/28/18	Income
Common Stocks
Aspect Software Parent,
Inc.[1,2,3]	$225,037	$–	$–	$–	$(151,230)	$73,807	15,032	$–
Aspect Software Parent,
Inc.[1,2,3]	609,980	–	–	–	(409,920)	200,060	40,745	–
Targus Group
International Equity,
Inc.[1,2,3]	20,113	–	(1,017)	396	11,865	31,357	12,989	–
Senior Floating Rate
Interests
Aspect Software, Inc.
12.15% (1 Month USD
LIBOR + 10.50%) due
05/25/20	903,975	–	(17,317)	–	44	886,702	888,924	78,001
Aspect Software, Inc.
12.10% (1 Month USD
LIBOR + 10.50%) due
05/25/18[2,3]	437,500	171,875	–	–	–	609,375	609,375	50,394
Targus Group
International, Inc.
15.00% (1 Month
LIBOR + 13.35%) due
12/31/19	64,198	3,389	(67,587)	–	–	–	–	–
Targus Group
International, Inc.
15.00% (Prime Rate +
10.50%) due
05/24/16[2,3,4]	–	–	–	–	–	–	155,450	–
	$2,260,803	$175,264	$(85,921)	$396	$(549,241)	$1,801,301		$128,395

1	Non-income producing security.
2	Value determined based on Level 3 inputs — See Note 3.
3	Security was fair valued by the Valuation Committee at February 28, 2018.
4	Security is in default of interest and/or principal obligations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Note 1 – Organization and Significant Accounting Policies
Organization

Guggenheim Strategic Opportunities Fund (the "Fund") was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to maximize total return through a combination of current income and capital appreciation.

Guggenheim Funds Investment Advisors, LLC ("GFIA") provides advisory services. Guggenheim Funds Distributors, LLC ("GFD") acts as principal underwriter for the Fund. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Valuation of Investments
The Board of Trustees of the Fund (the "Board") has adopted policies and procedures for the valuation of the Fund's investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GFIA are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk.

Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty's inability to perform.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they may be computed by the Fund's investment adviser or an affiliate.  In any event, values may be

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund's assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
$ 512,609,935	$ 21,415,795	$ (24,996,284)	$ (3,580,489)

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2018. The Fund is obligated to fund these loan commitments at the borrower's discretion.

Borrower	Maturity Date	Face Amount*		Value
Acosta, Inc.	09/26/19		562,222	$67,467
Bullhorn, Inc.	11/21/22		631,111	9,420
Cypress Intermediate Holdings III, Inc.	04/27/22		1,250,000	129,010
Examworks Group, Inc.	07/27/21		833,333	83,400
Fortis Solutions Group LLC	12/15/23		163,320	19,322
Galls LLC	01/31/25		550,263	17,755
Hostess Brands LLC	08/03/20		500,000	34,348
ICP Industrial, Inc.	11/03/23		520,686	2,436
Institutional Shareholder Services	10/16/24		41,667	98
Lytx, Inc.	08/31/22		52,632	5,927
MRI Software LLC	06/30/23		166,667	741
Nimbus Acquisitions Bidco Ltd.	07/15/20	GBP	500,000	40,882
Packaging Coordinators Midco, Inc.	07/01/21		1,500,000	125,103
Pelican Products, Inc.	04/11/19		300,000	9,992
PowerSchool, Inc.	07/29/21		525,000	37,367
Severin Acquisition LLC	07/30/21		350,003	33,293
Solera LLC	03/03/21		2,033,000	172,107
			10,479,904	$788,668

*	The face amount is denominated in U.S. dollars unless otherwise indicated.

GBP - British Pound

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:
Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust
2001-1A, 2.13% due 03/15/19	10/14/09	$5,384,676	$302,482
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52	04/23/15	483,057	482,943
Capmark Military Housing Trust
2007-AETC, 5.74% due 02/10/52	09/18/14	1,880,858	1,834,108
CNB Financial Corp.
5.74% due 10/15/26[1]	09/14/16	2,000,000	2,041,534
Customers Bank
6.12% due 06/26/29[1]	06/24/14	2,500,000	2,593,151
ECAF I Ltd.
2015-1A, 5.80% due 07/15/40	06/15/15	1,679,193	1,679,479
Epicor Software Corp.
9.94% due 06/21/23	05/21/15	418,467	428,000
Highland Park CDO I Ltd.
2006-1A, 2.34% due 11/25/51	04/14/15	426,396	558,709
HP Communities LLC
6.82% due 09/15/53	07/21/15	967,566	1,027,225
HP Communities LLC
6.16% due 09/15/53	06/09/14	997,547	1,057,524
Pacific Beacon LLC
5.62% due 07/15/51[1]	01/15/14	580,127	652,357
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,685,391	1,600,059
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[2]	01/08/14	1,178,715	158,705
Turbine Engines Securitization Ltd.
2013-1A, 6.37% due 12/15/48	11/27/13	635,657	612,015
		$20,817,650	$15,028,291

1 Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
2 Security is in default of interest and/or principal obligations.

Other Information (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:         /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date:       4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Brian E. Binder
              Brian E. Binder
    President and Chief Executive Officer

Date:     4/30/18

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       4/30/18